Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Profit after tax	$ 140,148	$ 137,308	$ 132,101
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Depreciation and amortization	89,697	73,771	61,553
Impairment of intangible assets	30,882	0	0
Share-based compensation expense	51,683	49,733	44,165
Amortization of debt issue cost	362	195	52
Allowances for expected credit losses ("ECL")	242	(778)	(115)
Unrealized exchange (gain)/loss, net	(3,918)	2,185	(4,502)
Income tax expense	23,448	27,201	32,439
Interest expense	28,721	18,624	13,335
Interest income	(3,460)	(5,279)	(3,772)
Income from mutual fund	(10,507)	(7,991)	(7,137)
Fair value change on contingent consideration	(22,470)	0	0
Gain on sale of property and equipment	(390)	(560)	(329)
Rent concession	0	0	(21)
Excess tax benefit from share-based compensation expense	(772)	(798)	(1,062)
Unrealized loss/(gain) on derivative instruments	1,485	(2,446)	3,254
Changes in operating assets and liabilities:
Trade receivables and unbilled revenue	(19,675)	(12,445)	(39,667)
Other assets	(3,004)	(25,660)	(24,325)
Trade payables	466	(6,810)	(1,456)
Contract liabilities	345	(2,352)	(2,627)
Other liabilities	(6,744)	7,392	34,255
Cash generated from operating activities before interest and income taxes	296,539	251,290	236,141
Income taxes paid	(42,877)	(35,759)	(38,872)
Interest paid	(27,899)	(15,970)	(13,392)
Interest received	3,474	5,400	3,577
Net cash provided by operating activities	229,237	204,961	187,454
Cash flows from investing activities:
Payment for business transfer (from a large insurance company)	0	(44,000)	0
Payment for property and equipment and intangible assets	(54,283)	(44,951)	(28,327)
Proceeds from sale of property and equipment	544	568	401
Investment in fixed deposits	(44,276)	(76,553)	(99,472)
Proceeds from maturity of fixed deposits	41,764	114,076	95,106
Mutual fund sold/(purchased), net (short-term)	27,203	66,379	(15,951)
Profit on sale of mutual fund	3,775	7,727	2,321
Proceeds from redemption of mutual fund (long-term)	0	12,272	0
Net cash used in investing activities	(26,493)	(233,238)	(48,798)
Cash flows from financing activities:
Payment for repurchase of shares	(215,302)	(81,631)	(85,038)
Transaction charges on cancellation of treasury shares	(165)	(55)	(110)
Proceeds from long-term debt	0	180,936	0
Repayment of long-term debt	(37,141)	(8,000)	(16,800)
Principal payment for lease liabilities	(26,486)	(28,125)	(26,235)
Excess tax benefit from share-based compensation expense	772	798	1,062
Payment of transaction charges towards exercise of RSUs	0	(32)	0
Proceeds from short-term borrowings	107,630	31,708	0
Repayment of short-term borrowings	(67,278)	(31,418)	0
Payment of debt issuance cost	0	(1,155)	0
Net cash (used in)/provided by financing activities	(237,970)	63,026	(127,121)
Exchange difference on cash and cash equivalents	(5,241)	(15,004)	(9,015)
Net change in cash and cash equivalents	(40,467)	19,745	2,520
Cash and cash equivalents at the beginning of the year	127,898	108,153	105,633
Cash and cash equivalents at the end of the year	87,431	127,898	108,153
Non-cash transactions: Investing activities
(ii) Contingent consideration payable towards acquisitions	20,510	42,256
(iv) Payable upon achievement of target	0	2,168
Denali Sourcing Services Inc. [member]
Non-cash transactions: Investing activities
(i) Liability towards property and equipment and intangible assets purchased on credit	6,239	12,373	8,604
CEPROCS S.R.L. [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired	0	0	(566)
MOL IPS [member]
Cash flows from investing activities:
Acquisition of subsidiaries and businesses, net of cash acquired	0	(17)	(2,310)
Non-cash transactions: Investing activities
(iii) Deferred consideration payable towards acquisitions	476	476	493
Vuram [Member]
Cash flows from investing activities:
Proceeds from working capital adjustment on acquisition	141	0	0
Acquisition of subsidiaries and businesses, net of cash acquired	0	(144,173)	0
OptiBuy [Member]
Cash flows from investing activities:
Proceeds from working capital adjustment on acquisition	247	0	0
Deferred consideration paid towards acquisition	(2,192)	0	0
Acquisition of subsidiaries and businesses, net of cash acquired	0	(24,886)	0
Smart Cube [Member]
Cash flows from investing activities:
Proceeds from working capital adjustment on acquisition	584	0	0
Acquisition of subsidiaries and businesses, net of cash acquired	$ 0	$ (99,680)	$ 0